TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                        1
      MESSAGE FROM THE PRESIDENT                                  2
      INVESTMENT REVIEW                                           4
      MESSAGE FROM THE MANAGERS                                   5
      FINANCIAL INFORMATION
         Portfolio of Investments                                 9
         Notes to Portfolio of Investments                       23
         Statement of Assets and Liabilities                     24
         Statement of Operations                                 25
         Statements of Changes in Net Assets                     26
         Notes to Financial Statements                           27









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CORNERSTONE STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.













         USAA FAMILY OF FUNDS SUMMARY


FUND TYPE/NAME                     RISK
---------------------------------------------------
               CAPITAL APPRECIATION
===================================================
 Aggressive Growth                 Very high
 Capital Growth                    Very high
 Emerging Markets                  Very high
 First Start Growth                Moderate to high
 Gold                              Very high
 Growth                            Moderate to high
 Growth & Income                   Moderate
 International                     Moderate to high
 Science & Technology              Very high
 Small Cap Stock                   Very high
 World Growth                      Moderate to high

                 ASSET ALLOCATION
===================================================
 Balanced Strategy                 Moderate
 Cornerstone Strategy              Moderate
 Growth and Tax Strategy           Moderate
 Growth Strategy                   Moderate to high
 Income Strategy                   Low to moderate

                 INCOME - TAXABLE
===================================================
 GNMA Trust                        Low to moderate
 High-Yield Opportunities          High
 Income                            Moderate
 Income Stock                      Moderate
 Intermediate-Term Bond            Low to moderate
 Short-Term Bond                   Low

                INCOME - TAX EXEMPT
===================================================
 Long-Term                         Moderate
 Intermediate-Term                 Low to moderate
 Short-Term                        Low
 State Bond/Income                 Moderate

                     INDEXES
===================================================
 Extended Market Index             High
 Global Titans Index               Moderate to high
 Nasdaq-100 Index                  Very high
 S&P 500 Index                     Moderate

                   MONEY MARKET
===================================================
 Money Market                      Low
 Tax Exempt Money Market           Low
 Treasury Money Market Trust       Low
 State Money Market                Low
---------------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICEMARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,



Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW


USAA CORNERSTONE STRATEGY FUND

OBJECTIVE:  Achieve  a  positive,   inflation-adjusted  rate  of  return  and  a
reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS: Invests principally in U.S. stocks, international stocks, U.S. government securities, real estate securities, and gold securities.



--------------------------------------------------------------------------------
                                          11/30/00             5/31/00
--------------------------------------------------------------------------------
Net Assets                            $1,026.9  Million    $1,097.2  Million
Net Asset Value Per Share                  $24.86                $26.27
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
   5/31/00 TO 11/30/00(+)          1 YEAR         5 YEARS        10 YEARS
         -2.11%                     2.95%          9.07%          10.61%
--------------------------------------------------------------------------------
(+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.




                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund, the S&P 500 Index, and the Lipper Global Flexible Portfolio Funds Average for the period of 11/30/90 through 11/30/00. The data points from the graph are as follows:

            USAA CORNERSTONE      S&P 500         LIPPER
              STRATEGY FUND        INDEX          AVERAGE
              -------------       -------         -------

11/30/90       $10,000            $10,000        $10,000
05/31/91        11,160             12,304         11,136
11/30/91        11,221             12,029         11,370
05/31/92        12,181             13,514         12,260
11/30/92        12,369             14,248         12,429
05/31/93        14,399             15,080         13,859
11/30/93        15,030             15,683         14,805
05/31/94        15,569             15,721         15,173
11/30/94        15,183             15,847         14,958
05/31/95        16,570             18,890         16,222
11/30/95        17,756             21,700         17,303
05/31/96        19,517             24,257         18,788
11/30/96        21,311             27,742         20,065
05/31/97        22,823             31,398         21,248
11/30/97        24,839             35,650         22,469
05/31/98        26,736             41,023         24,428
11/30/98        25,249             44,093         23,777
05/31/99        26,537             49,650         25,571
11/30/99        26,619             53,305         28,008
05/31/00        27,995             54,848         29,975
11/30/00        27,404             51,052         29,176

DATA FROM 11/30/90 THROUGH 11/30/00.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA CORNERSTONE STRATEGY FUND TO THE S&P 500 INDEX AND THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE, AN AVERAGE PERFORMANCE LEVEL OF ALL GLOBAL
FLEXIBLE PORTFOLIO FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.









MESSAGE FROM THE MANAGERS


[PHOTOGRAPH OF PORTFOLIO MANAGERS FROM LEFT TO RIGHT: MARK W. JOHNSON, CFA (GOLD AND REAL ESTATE SECURITIES); KEVIN P. MOORE (INTERNATIONAL STOCKS); DONNA J. BAGGERLY, CFA (U.S. GOVERNMENT SECURITIES); ALBERT C. SEBASTIAN, CFA (INTERNATIONAL STOCKS); AND R. DAVID ULLOM, CFA (ALLOCATION MANAGER AND U.S. STOCKS) APPEARS HERE.]

FUND OVERVIEW

The cumulative return of the USAA Cornerstone Strategy Fund for the six months ending November 30, 2000, was -2.11%. This was above the -4.50% average return of the other funds in the Lipper Global Flexible Portfolio Funds category. Two of the four invested sectors (U.S. and international stocks) were down and two (real estate and government bonds) were up. The portions of the Fund invested in each sector are roughly the same as they were at the beginning of the fiscal year.

U.S. STOCKS

The first six months of the current fiscal year have seen a significant change in the relative performance of the major economic sectors of the market. Specifically, the technology sector has performed poorly over this period, while financial, health-care, consumer staples, and capital goods companies have performed well. Names that generated a positive performance for the sector included Honeywell, Caterpillar, Deere & Co., Verizon, Hertz, Pepsi Bottling Group, Ralston Purina, Nabisco Holdings, and Kimberly-Clark. Within the financial sector, the stocks of companies such as StanCorp Financial, MetLife, PNC Financial, SouthTrust Corp., American International Group, and Allstate Corp. have also had a positive contribution.

Weightings in health-care and transportation sectors tempered the U.S. stock portion of the Fund. Although most health-care stocks rose over the period, the Fund's Bausch & Lomb holding hurt it.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE DEFINITION.


INTERNATIONAL

DEVELOPED MARKETS (EXCEPT JAPAN) - European equity markets were down for the period, but did outperform other international markets. The more defensive sectors, such as health care, utilities, financials, and consumer staples, registered positive returns for the period. Telecommunication services and information technology sectors, which were the best performers earlier in the year, were down substantially.

Canada was the only market to register a positive return for the period. Banking and insurance stocks performed particularly well, while our holdings in technology performed poorly.

JAPAN - Japan underperformed most other developed markets for the period, as the inflated valuations surrounding many Internet-related stocks proved completely unsustainable. A number of prominent bankruptcies in the retail and insurance industries also hurt equity performance. Our holdings in information technology and telecom services as well as our consumer cyclical stocks performed poorly.

EMERGING MARKETS - The last six months have been a volatile period for emerging markets. The combination of technology-sector and political concerns has put the pressure on Asian markets. Mexico and Brazil have enjoyed a strong six months of growth in gross domestic products and falling inflation, while the rest of Latin America has been embroiled in political problems. Within the Central European markets, Russia performed well with rising oil prices. South Africa suffered from falling growth prospects, while Israel benefited from falling inflation and interest rates. Turkey has suffered from a slowing restructuring process.

U.S. GOVERNMENT SECURITIES

Interest rates fell as the economy showed signs of slowing. Inflation appears to be under control. After raising interest rates six times from June 1999 through May 2000 for a total of 1.75%, the Federal Reserve's tightening cycle is over. This is good news for the bond market. Some investors believe that a rate cut could be a possibility in the first quarter of 2001.

For the period, bonds have outperformed stocks. This is the first time this has happened in many years. The year 2000 has reminded investors that it is important to have a diversified portfolio that fits an investor's risk tolerance. Stock and bond returns are not highly correlated, meaning that they do not move together. By diversifying one's portfolio, if one type of security -- such as stocks in 2000 -- does not perform well, other security types -- such as bonds -- may offset the negative performance.

The government sector of the Fund outperformed the Lipper General U.S. Government Funds Average for the period. The sector benefited from its overweighted position in mortgage pass-through securities, including an increased allocation in Fannie Mae pass-through securities.

Investments in this portfolio segment were 51% GNMA mortgage pass-through securities, 42% FNMA pass-through securities, 3% FNMA notes, and 4% U.S. Treasury bonds.

REAL ESTATE

Real estate securities performed well during the six months ended November 30, 2000. Shares of real estate investment trusts (REITs), as measured by the National Association of Real Estate Investment Trusts (NAREIT) equity index, rose 6.98% on a total-return basis. This was well above the -6.92% return on the S&P 500 Index, to say nothing of the -36.16% Nasdaq return. These stellar results occurred as the sector continued to recover from its oversold condition at the end of 1999, as investors cast about for stocks with lower volatility in the face of poor overall market conditions, and as real estate companies continued to report solid operating results. Although past performance is no guarantee of future results, if the property cycle remains favorable and valuation levels are reasonable, we suspect that real estate securities could continue to do well. However, real estate is cyclical, and a recession would affect profits and thus hurt stock prices.

GOLD

Gold prices fell 1.2% from $272.25 per ounce to $269.10 per ounce during the six months ending November 30, 2000. The common stocks of gold mining companies also declined. The Fund had no exposure to gold stocks during this period.

  -------------------------------------------
               TOP 10 INDUSTRIES
               (% OF NET ASSETS)
  -------------------------------------------
  Real Estate Investment Trusts          12.9
  Drugs                                   4.3
  Telephones                              3.7
  Insurance - Multiline Companies         3.5
  Banks - Major Regional                  3.3
  Banks - Money Center                    2.8
  Oil - International Integrated          2.8
  Communication Equipment                 2.2
  Computer Software & Service             1.8
  Health Care - Diversified               1.7
  -------------------------------------------



  -------------------------------------------
                 TOP 3 HOLDINGS
                 IN EACH SECTOR
                (% OF NET ASSETS)
  -------------------------------------------
  INTERNATIONAL
  -------------
  Nokia Corp. ADR                         1.1
  ING Group N.V.                          0.6
  Koninklijke Philips Elec. N.V.          0.6

  REAL ESTATE
  -----------
  Equity Office Properties Trust          0.9
  Simon Property Group, Inc.              0.9
  Starwood Hotels & Resorts               0.9

  U.S. GOVERNMENT
  ---------------
  GNMA @ 6.00%                            3.8
  GNMA @ 7.00%                            3.4
  FNMA @ 7.00%                            2.4

  U.S STOCKS
  ----------
  Verizon Communications                  1.4
  American International Group, Inc.      1.0
  Merck & Co., Inc.                       1.0
  -------------------------------------------


REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 DEFINITION.

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS IS THE NATIONAL TRADE ASSOCIATION FOR REAL ESTATE COMPANIES. MEMBERS ARE REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER BUSINESSES THAT OWN, OPERATE, AND FINANCE INCOME-PRODUCING REAL ESTATE, AS WELL AS THOSE FIRMS AND INDIVIDUALS WHO ADVISE, STUDY, AND SERVICE THESE BUSINESSES.




                                ASSET ALLOCATION
                                    11/30/00

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA Cornerstone Strategy Fund to be:

U.S. Stocks - 37.0%; International Securities - 26.7%; U.S. Government & Agency Issues - 19.4%; Real Estate Securities - 14.1%; and Money Market Instruments - 2.2%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-22.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.









USAA CORNERSTONE STRATEGY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)


                                                                        MARKET
   NUMBER                                                                VALUE
 OF SHARES                       SECURITY                                (000)
--------------------------------------------------------------------------------

                         INTERNATIONAL SECURITIES (26.7%)
                          FOREIGN COMMON STOCKS (26.5%)

            ARGENTINA (0.1%)
  387,500   PC Holdings S.A. "B"                                         $   550
--------------------------------------------------------------------------------
            AUSTRALIA (0.1%)
   19,800   CSL Ltd.                                                         375
  776,000   Pasminco Ltd.                                                    294
--------------------------------------------------------------------------------
                                                                             669
--------------------------------------------------------------------------------
            AUSTRIA (0.5%)
   40,300   Bank Austria AG                                                1,970
   39,200   Boehler Uddeholm AG                                            1,211
   12,900   VA Technologie AG                                                402
   36,200   Vienna Airport (Flughafen Wien)                                1,263
--------------------------------------------------------------------------------
                                                                           4,846
--------------------------------------------------------------------------------
            BRAZIL (0.2%)
   18,900   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     637
   51,300   Companhia de Bebidas das Americas ADR                          1,084
   22,500   Embratel Participacoes S.A. ADR                                  271
   19,500   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                  434
--------------------------------------------------------------------------------
                                                                           2,426
--------------------------------------------------------------------------------
            CANADA (2.6%)
  146,800   Anderson Exploration Ltd. *                                    2,691
   36,000   Bank of Montreal                                               1,676
   53,300   C-MAC Industries, Inc. *                                       2,185
    6,057   C-MAC Industries, Inc. - N.Y. Shares *                           251
   60,900   Canadian Imperial Bank of Commerce                             1,781
  147,400   Canadian National Railway Co.                                  4,634
   88,600   Manulife Financial Corp.                                       2,292
  105,500   Nexen, Inc.                                                    2,486
   98,600   Nortel Networks Corp.                                          3,722
  147,800   Suncor Energy, Inc.                                            3,270
   71,900   Toronto-Dominion Bank                                          1,857
--------------------------------------------------------------------------------
                                                                          26,845
--------------------------------------------------------------------------------
            CHINA (0.1%)
  143,000   China Mobile Ltd. *                                              781
2,516,000   China Petroleum and Chemical Corp. "H" *                         445
--------------------------------------------------------------------------------
                                                                           1,226
--------------------------------------------------------------------------------
            DENMARK (0.5%)
  425,584   Nordic Baltic Holding *                                        3,037
   60,000   Tele Danmark A/S "B"                                           2,414
--------------------------------------------------------------------------------
                                                                           5,451
--------------------------------------------------------------------------------
            FINLAND (1.6%)
  112,502   Metso OYJ                                                      1,061
  256,200   Nokia Corp. ADR                                               10,953
   61,700   Perlos Corp.                                                   1,137
   60,800   Sampo Insurance Co. "A"                                        2,998
--------------------------------------------------------------------------------
                                                                          16,149
--------------------------------------------------------------------------------
            FRANCE (2.1%)
   31,000   Accor S.A.                                                     1,167
   50,889   Aventis S.A.                                                   3,989
   62,217   CNP Assurances                                                 2,132
   65,400   Coflexip ADR                                                   3,761
   17,290   Eramet Group                                                     668
   16,970   ISIS S.A.                                                      1,179
   28,200   Renault S.A.                                                   1,346
   50,000   Rhodia S.A.                                                      652
   80,674   Total Fina S.A. ADR                                            5,698
   20,900   Valeo S.A.                                                       963
--------------------------------------------------------------------------------
                                                                          21,555
--------------------------------------------------------------------------------
            GERMANY (0.9%)
   56,800   Continental AG                                                   818
   68,400   Merck KGaA                                                     2,659
   10,800   SAP AG                                                         1,136
   81,000   E. on AG                                                       4,578
--------------------------------------------------------------------------------
                                                                           9,191
--------------------------------------------------------------------------------
            HONG KONG (0.1%)
   19,800   Hutchison Whampoa Ltd.                                           237
  458,000   South China Morning Post Holdings                                302
--------------------------------------------------------------------------------
                                                                             539
--------------------------------------------------------------------------------
            HUNGARY (0.0%)(a)
   15,400   Magyar Tavkozlesi Rt. (MATAV) ADR                                246
--------------------------------------------------------------------------------
            INDIA (0.2%)
   19,000   Himachal Futuristic Communications Ltd.                          559
  105,200   Hindustan Lever Ltd.                                             433
    4,600   Infosys Technologies Ltd.                                        703
   81,200   Satyam Computer Services Ltd.                                    586
   17,700   Videsh Sanchar Nigam Ltd.                                        110
--------------------------------------------------------------------------------
                                                                           2,391
--------------------------------------------------------------------------------
            ISRAEL (0.2%)
   58,318   Bank Hapoalim Ltd.                                               154
   23,400   Blue Square Ltd. ADR                                             281
   12,000   Check Point Software Technologies Ltd. *                       1,231
    5,700   Teva Pharmaceutical Industries Ltd. ADR                          375
--------------------------------------------------------------------------------
                                                                           2,041
--------------------------------------------------------------------------------
            ITALY (1.0%)
   57,700   ENI S.p.A. ADR                                                 3,523
  570,000   Italgas S.p.A.                                                 2,538
   36,646   Seat Pagine Gialle S.p.A.                                         90
  125,500   Telecom Italia S.p.A.                                          1,452
  528,900   Telecom Italia S.p.A. Savings                                  2,870
--------------------------------------------------------------------------------
                                                                          10,473
--------------------------------------------------------------------------------
            JAPAN (3.8%)
   31,000   Asatsu DK                                                        785
   47,000   Daibiru Corp.                                                    366
   82,000   Fujitsu Ltd.                                                   1,307
    6,500   Internet Initiative, Inc. ADR *                                   67
   29,000   Ito-Yokado Co. Ltd.                                            1,451
    8,500   Lawson, Inc.                                                     289
   28,400   Meitec Corp.                                                   1,037
  155,000   Mitsui Fudosan Co. Ltd.                                        1,796
   20,000   Murata Manufacturing Co. Ltd.                                  2,668
  260,000   Nikko Securities Co. Ltd.                                      1,990
      347   Nippon Telegraph & Telephone Corp. (NTT)                       2,987
       90   NTT Mobile Communication Network, Inc.                         2,296
   47,400   Paris Miki, Inc.                                               1,333
   27,000   Pasona Softbank, Inc.                                            346
    3,500   Ryohin Keikaku Co.                                               158
   40,300   Sanix, Inc.                                                    2,082
   33,000   Shin-Etsu Chemical Co. Ltd.                                    1,476
   47,600   Sony Corp.                                                     3,587
  209,000   Sumitomo Corp.                                                 1,652
   98,000   Sumitomo Electric Industries Ltd.                              1,674
   70,000   Takeda Chemical Industries Ltd.                                4,329
  340,000   Toshiba Corp.                                                  2,406
      529   West Japan Railway                                             2,375
   21,200   Zenrin Co. Ltd.                                                  390
--------------------------------------------------------------------------------
                                                                          38,847
--------------------------------------------------------------------------------
            KOREA (0.2%)
   32,761   Korea Telecom Corp. ADR                                          893
    4,600   Samsung Electronics Co. Ltd.                                     613
   15,800   Samsung SDI Co. Ltd.                                             592
    1,700   Sk Telecom Co. Ltd.                                              341
--------------------------------------------------------------------------------
                                                                           2,439
--------------------------------------------------------------------------------
            MALAYSIA (0.1%)
  105,300   Malayan Banking Berhad                                           388
  107,700   Telekom Malaysia Bhd                                             351
--------------------------------------------------------------------------------
                                                                             739
--------------------------------------------------------------------------------
            MEXICO (0.3%)
   15,400   Coca Cola Femsa S.A. de C.V. ADR                                 290
   19,800   Fomento Economico Mexicano S.A. de C.V. ADR                      677
  103,200   Grupo Carso S.A. *                                               280
   95,000   Grupo Modelo S.A. de C.V. "C"                                    227
   21,400   Telefonos de Mexico S.A. de C.V. ADR                           1,003
   25,700   Tubos de Acero de Mexico S.A. ADR                                348
--------------------------------------------------------------------------------
                                                                           2,825
--------------------------------------------------------------------------------
            NETHERLANDS (2.8%)
  110,600   Akzo Nobel N.V.                                                5,246
   85,700   Fortis NL N.V.                                                 2,519
   27,500   Gucci Group N.V.                                               2,556
   79,580   ING Group N.V.                                                 5,729
   64,632   Koninklijke KPN N.V.                                             870
  184,074   Koninklijke Philips Electronics N.V.                           6,040
   88,700   Oce-van der Grinten N.V.                                       1,369
   66,200   Versatel Telecom *                                               662
   53,700   VNU N.V.                                                       2,344
   92,200   Vopak Kon                                                      1,820
--------------------------------------------------------------------------------
                                                                          29,155
--------------------------------------------------------------------------------
            NORWAY (0.3%)
   28,600   Schibsted ASA                                                    361
  321,500   Storebrand ASA                                                 2,217
--------------------------------------------------------------------------------
                                                                           2,578
--------------------------------------------------------------------------------
            PORTUGAL (0.7%)
  132,100   Banco Pinto & Sotto Mayor S.A. *                               2,943
  187,000   Brisa-Auto Estrada de Portugal S.A.                            1,565
  225,700   Portugal Telecom S.A. ADR                                      1,834
   84,303   Telecel-Comunicacoes Pessoais S.A. *                             867
--------------------------------------------------------------------------------
                                                                           7,209
--------------------------------------------------------------------------------
            RUSSIA (0.0%)(a)
   10,000   LUKoil ADR                                                       360
--------------------------------------------------------------------------------
            SINGAPORE (0.1%)
  272,000   Hong Kong Land Holdings Ltd.                                     560
   54,000   Singapore Airlines Ltd.                                          520
   59,000   United Overseas Bank Ltd.                                        424
--------------------------------------------------------------------------------
                                                                           1,504
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.1%)
    7,600   Anglo American Platinum Corp.                                    306
    6,300   Impala Platinum Holdings Ltd.                                    297
--------------------------------------------------------------------------------
                                                                             603
--------------------------------------------------------------------------------
            SPAIN (1.0%)
  140,987   Altadis S.A.                                                   2,046
  209,333   Banco Bilbao Vizcaya Argentaria                                2,796
  155,750   Repsol S.A.                                                    2,544
   49,416   Telefonica de Espana S.A. ADR *                                2,338
--------------------------------------------------------------------------------
                                                                           9,724
--------------------------------------------------------------------------------
            SWEDEN (1.3%)
  113,100   Autoliv, Inc. GDR                                              2,319
  295,200   Ericsson LM Telephone Co. ADR                                  3,358
  721,178   Nordic Baltic Holding *                                        5,097
  100,320   Skandinaviska Enskilda Banken "A"                              1,074
  504,215   Swedish Match AB                                               1,782
--------------------------------------------------------------------------------
                                                                          13,630
--------------------------------------------------------------------------------
            SWITZERLAND (1.0%)
    2,380   Novartis AG                                                    3,859
    5,500   Selecta Group AG                                               1,257
    2,738   Sulzer AG P.C.                                                 1,739
   65,052   Syngenta AG *                                                  2,922
--------------------------------------------------------------------------------
                                                                           9,777
--------------------------------------------------------------------------------
            TAIWAN (0.1%)
  382,000   Taiwan Semiconductor Manufacturing Co. *                       1,035
  279,700   United Microelectronics *                                        440
--------------------------------------------------------------------------------
                                                                           1,475
--------------------------------------------------------------------------------
            TURKEY (0.0%)(a)
   18,200   Turkcell Iletisim Hizmetleri A.S. ADR *                          113
--------------------------------------------------------------------------------
            UNITED KINGDOM (4.5%)
   79,300   AstraZeneca Group plc                                          4,058
  240,000   Bank of Scotland                                               2,253
  758,200   Billiton plc                                                   2,479
   73,800   BOC Group plc                                                  1,037
  153,000   Cable & Wireless plc                                           1,896
  405,000   Cadbury Schweppes                                              2,829
  150,100   Celltech Group plc                                             2,464
  193,200   CGU plc                                                        2,925
1,278,000   Cookson Group plc                                              3,297
  900,000   Corporate Services Group plc *                                 1,087
   42,400   Glaxo Wellcome plc ADR                                         2,430
  166,000   Laporte plc                                                    1,321
1,494,000   Laporte plc "B" *                                                 17
  550,000   Old Mutual plc                                                 1,179
  132,300   Powergen plc                                                   1,094
  326,000   Reckitt Benckiser plc                                          4,152
  227,866   Reuters Group plc                                              3,362
  176,880   Royal Bank Scot Group                                          3,645
  570,100   Tomkins plc                                                    1,215
  326,197   WPP Group plc                                                  3,552
--------------------------------------------------------------------------------
                                                                          46,292
--------------------------------------------------------------------------------
            Total foreign common stocks (cost: $220,003)                 271,868
--------------------------------------------------------------------------------

                           FOREIGN PREFERRED STOCKS (0.1%)

            BRAZIL (0.1%)
3,900,000   Banco Itau S.A.                                                  297
   37,000   Petroleo Brasileiro S.A.                                         891
--------------------------------------------------------------------------------
            Total foreign preferred stocks (cost: $771)                    1,188
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT
  (000)
-----------

                               FOREIGN BOND (0.1%)

            JAPAN (0.1%)
     $600   MBL International Finance (Bermuda) Trust,
              Convertible Note, 3.00%, 11/30/2002 (cost: $600)               593
--------------------------------------------------------------------------------
            Total international securities (cost: $221,374)              273,649
--------------------------------------------------------------------------------

  NUMBER
 OF SHARES
-----------

                         REAL ESTATE SECURITIES (14.1%)

            LEISURE TIME (0.3%)
  110,000   Vail Resorts, Inc. *                                           2,503
--------------------------------------------------------------------------------
            LODGING/HOTEL (0.9%)
  290,000   Starwood Hotels & Resorts Worldwide, Inc.                      9,280
--------------------------------------------------------------------------------

                     REAL ESTATE INVESTMENT TRUSTS (12.9%)

   90,000   Alexandria Real Estate Equities, Inc.                          3,285
  310,000   Archstone Communities Trust                                    7,498
  190,000   AvalonBay Communities, Inc.                                    8,894
  190,000   Boston Properties, Inc.                                        8,063
  130,000   Chelsea GCA Realty, Inc.                                       4,583
  190,000   Correctional Properties Trust                                  1,734
  200,000   Cousins Properties, Inc.                                       5,513
  300,000   Duke-Weeks Realty Corp.                                        6,825
  150,000   Entertainment Properties Trust                                 1,734
  320,000   Equity Office Properties Trust                                 9,700
  180,000   Federal Realty Investment Trust                                3,465
  220,000   Franchise Finance Corp. of America                             4,826
  230,000   Golf Trust of America, Inc.                                    1,668
  250,000   Highwoods Properties, Inc.                                     5,453
  230,000   Liberty Property Trust                                         6,038
  250,000   Meristar Hospitality Corp.                                     4,703
  140,000   Pan Pacific Retail Properties, Inc.                            2,896
  300,000   Philips International Realty Corp.                             5,100
  190,000   Post Properties, Inc.                                          6,543
  160,000   Reckson Associates Realty Corp. "B"                            3,760
   90,000   Shurgard Storage Centers, Inc.                                 2,070
  390,000   Simon Property Group, Inc.                                     8,946
  150,000   Spieker Properties, Inc.                                       7,837
  140,000   Sun Communities, Inc.                                          4,340
  200,000   Vornado Reality Trust                                          7,387
--------------------------------------------------------------------------------
                                                                         132,861
--------------------------------------------------------------------------------
            Total real estate securities (cost: $131,793)                144,644
--------------------------------------------------------------------------------

                                 U.S. STOCKS (37.0%)

            AEROSPACE/DEFENSE (1.3%)
  195,000   B.F. Goodrich Co.                                              7,386
   86,060   Boeing Co.                                                     5,943
--------------------------------------------------------------------------------
                                                                          13,329
--------------------------------------------------------------------------------
            ALUMINUM (0.8%)
  290,000   Alcoa, Inc.                                                    8,174
--------------------------------------------------------------------------------
            AUTOMOBILES (0.5%)
  201,040   Ford Motor Co.                                                 4,574
--------------------------------------------------------------------------------
            AUTO PARTS (0.5%)
  132,525   ArvinMeritor, Inc.                                             1,748
  155,000   Lear Corp. *                                                   3,390
--------------------------------------------------------------------------------
                                                                           5,138
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (2.3%)
  230,000   Fleet Boston Financial Corp.                                   8,625
  125,000   PNC Financial Services Group                                   8,313
  150,000   SouthTrust Corp.                                               5,063
   22,700   Sun Trust Banks, Inc.                                          1,153
--------------------------------------------------------------------------------
                                                                          23,154
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (1.0%)
  119,000   Bank of America Corp.                                          4,753
  159,000   Chase Manhattan Corp.                                          5,863
--------------------------------------------------------------------------------
                                                                          10,616
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.1%)
   20,000   Anheuser-Busch Cos., Inc.                                        949
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (0.6%)
  165,000   Pepsi Bottling Group, Inc.                                     6,445
--------------------------------------------------------------------------------
            CHEMICALS (0.3%)
  210,000   Lyondell Petrochemical Co.                                     2,835
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.1%)
   33,500   Valspar Corp.                                                    926
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (0.4%)
   95,000   Lucent Technologies, Inc.                                      1,478
   26,000   QualComm, Inc. *                                               2,087
--------------------------------------------------------------------------------
                                                                           3,565
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.1%)
   25,000   Dell Computer Corp. *                                            481
  124,000   Hewlett-Packard Co.                                            3,922
   78,000   IBM Corp.                                                      7,293
--------------------------------------------------------------------------------
                                                                          11,696
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.7%)
   10,833   Avaya, Inc. *                                                    127
  135,000   Cisco Systems, Inc. *                                          6,463
--------------------------------------------------------------------------------
                                                                           6,590
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (1.5%)
   50,000   Computer Associates International, Inc.                        1,306
  115,000   Microsoft Corp. *                                              6,598
  280,200   Oracle Corp. *                                                 7,426
--------------------------------------------------------------------------------
                                                                          15,330
--------------------------------------------------------------------------------
            DRUGS (1.9%)
  108,000   Merck & Co., Inc.                                             10,010
  118,500   Pharmacia Corp.                                                7,229
   43,000   Watson Pharmaceuticals, Inc. *                                 1,978
--------------------------------------------------------------------------------
                                                                          19,217
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.2%)
   45,000   Reliant Energy, Inc.                                           1,766
    8,100   Southern Energy, Inc. *                                          198
--------------------------------------------------------------------------------
                                                                           1,964
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (1.0%)
  195,000   General Electric Co.                                           9,665
   34,000   SCI Systems, Inc. *                                              911
--------------------------------------------------------------------------------
                                                                          10,576
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
   23,646   Agilent Technologies, Inc. *                                   1,234
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (1.0%)
  255,400   Intel Corp.                                                    9,721
--------------------------------------------------------------------------------
            ENTERTAINMENT (0.3%)
  110,000   Walt Disney Co.                                                3,183
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.2%)
   60,000   Applied Materials, Inc. *                                      2,426
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.4%)
   70,000   PMI Group, Inc.                                                4,449
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (1.1%)
  169,816   Associates First Capital "A"                                   5,997
   84,000   Morgan Stanley Dean Witter & Co.                               5,323
--------------------------------------------------------------------------------
                                                                          11,320
--------------------------------------------------------------------------------
            FOODS (1.1%)
  108,700   Nabisco Holdings Corp. "A"                                     5,931
  220,000   Ralston Purina Group                                           5,789
--------------------------------------------------------------------------------
                                                                          11,720
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (1.7%)
   20,000   Abbott Laboratories                                            1,101
  120,000   American Home Products Corp.                                   7,215
  130,000   Bristol-Myers Squibb Co.                                       9,011
--------------------------------------------------------------------------------
                                                                          17,327
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.2%)
  108,000   Kimberly-Clark Corp.                                           7,553
   60,000   Procter & Gamble Co.                                           4,493
--------------------------------------------------------------------------------
                                                                          12,046
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.5%)
  105,000   MetLife, Inc.                                                  3,111
   52,000   StanCorp Financial Group, Inc.                                 2,249
--------------------------------------------------------------------------------
                                                                           5,360
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (1.9%)
  108,500   American International Group, Inc.                            10,518
   70,000   CIGNA Corp.                                                    9,222
--------------------------------------------------------------------------------
                                                                          19,740
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (0.5%)
  145,000   Allstate Corp.                                                 5,546
--------------------------------------------------------------------------------
            LEISURE TIME (0.3%)
  195,000   Brunswick Corp.                                                3,352
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.8%)
  100,000   Caterpillar, Inc.                                              3,931
  100,000   Deere & Co.                                                    4,069
--------------------------------------------------------------------------------
                                                                           8,000
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (0.6%)
   80,500   Eaton Corp.                                                    5,645
   13,700   Parker-Hannifin Corp.                                            530
--------------------------------------------------------------------------------
                                                                           6,175
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.9%)
  145,000   Avery Dennison Corp.                                           7,975
   83,333   Energizer Holdings, Inc. *                                     1,609
--------------------------------------------------------------------------------
                                                                           9,584
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.4%)
  100,000   Bausch & Lomb, Inc.                                            4,381
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (1.0%)
   90,000   Coastal Corp.                                                  6,592
   90,000   NICOR, Inc.                                                    3,471
--------------------------------------------------------------------------------
                                                                          10,063
--------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (0.9%)
  155,000   Conoco, Inc. "A" *                                             3,817
  260,000   Occidental Petroleum Corp.                                     5,622
--------------------------------------------------------------------------------
                                                                           9,439
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (1.5%)
   70,000   Chevron Corp.                                                  5,731
   39,604   Exxon Mobil Corp.                                              3,485
  110,000   Texaco, Inc.                                                   6,387
--------------------------------------------------------------------------------
                                                                          15,603
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.5%)
  157,800   Helmerich & Payne, Inc.                                        4,704
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.5%)
   90,850   Anadarko Petroleum Corp.                                       5,406
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.3%)
  250,000   Smurfit-Stone Container Corp. *                                3,156
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (0.3%)
  225,000   Norfolk Southern Corp.                                         3,234
--------------------------------------------------------------------------------
            RESTAURANTS (0.3%)
  120,000   Wendy's International, Inc.                                    3,225
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (0.9%)
   65,000   Sears, Roebuck & Co.                                           2,109
  135,000   Wal-Mart Stores, Inc.                                          7,045
--------------------------------------------------------------------------------
                                                                           9,154
--------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (0.6%)
  135,000   Washington Mutual, Inc.                                        6,134
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.4%)
  130,000   Hertz Corp. "A"                                                4,428
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.2%)
   36,000   SunGard Data Systems, Inc. *                                   1,766
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.2%)
   30,000   First Data Corp.                                               1,536
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.3%)
  141,900   Sprint Corp. - FON Group                                       3,264
--------------------------------------------------------------------------------
            TELEPHONES (1.8%)
   77,000   SBC Communications, Inc.                                       4,230
  251,400   Verizon Communications                                        14,126
--------------------------------------------------------------------------------
                                                                          18,356
--------------------------------------------------------------------------------
            Total U.S. stocks (cost: $284,761)                           380,110
--------------------------------------------------------------------------------



  PRINCIPAL                                                                            MARKET
   AMOUNT                                          COUPON                              VALUE
   (000)                SECURITY                    RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------

                        U.S. GOVERNMENT & AGENCY ISSUES (19.4%)

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES (10.0%)
  $40,774   Government National Mortgage Assn.      6.00%    4/15/2028 -  9/15/2028  $   39,055
   22,889   Government National Mortgage Assn.      6.50     5/15/2023 -  4/15/2024      22,469
   35,260   Government National Mortgage Assn.      7.00     8/15/2023 -  5/15/2029      35,185
    1,191   Government National Mortgage Assn.      7.50                  3/15/2017       1,214
    1,304   Government National Mortgage Assn.      8.00     6/15/2016 -  3/15/2017       1,345
    1,506   Government National Mortgage Assn.      8.50     9/15/2009 -  2/15/2017       1,564
      117   Government National Mortgage Assn.      9.00     6/15/2016 - 10/15/2016         123
    1,455   Government National Mortgage Assn.      9.50     6/15/2009 -  8/15/2017       1,532
      273   Government National Mortgage Assn.     10.00    11/15/2009 -  4/15/2016         290
       21   Government National Mortgage Assn.     11.50                  3/15/2013          24
-----------------------------------------------------------------------------------------------
                                                                                        102,801
-----------------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES (8.2%)
   14,868   Federal National Mortgage Assn.         6.50                  2/01/2030      14,460
   24,719   Federal National Mortgage Assn.         7.00     2/01/2030 -  8/01/2030      24,496
   17,768   Federal National Mortgage Assn.         7.50                  8/01/2030      17,899
   19,407   Federal National Mortgage Assn.         8.00                  7/01/2030      19,802
    7,514   Federal National Mortgage Assn.         8.50                  4/01/2030       7,722
-----------------------------------------------------------------------------------------------
                                                                                         84,379
-----------------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTE (0.5%)
    5,000   Federal National Mortgage Assn.         7.25                  1/15/2010       5,283
-----------------------------------------------------------------------------------------------
            U.S. TREASURY (0.7%)
    8,000   U.S. Treasury Bonds                     5.25                 11/15/2028       7,508
-----------------------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $198,324)                      199,971
-----------------------------------------------------------------------------------------------

                                MONEY MARKET INSTRUMENT (2.2%)

   22,139   Federal National Mortgage Assn.
              Discount Note (cost: $22,139)         6.43                 12/01/2000      22,139
-----------------------------------------------------------------------------------------------
            Total investments (cost: $858,391)                                       $1,020,513
===============================================================================================




                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Real Estate Investment Trusts                       12.9%
            Federal National Mortgage Association               10.9
            Government National Mortgage Association            10.0
            Drugs                                                4.3
            Telephones                                           3.7
            Insurance - Multiline Companies                      3.5
            Banks - Major Regional                               3.3
            Banks - Money Center                                 2.8
            Oil - International Integrated                       2.8
            Communication Equipment                              2.2
            Computer Software & Service                          1.8
            Health Care - Diversified                            1.7
            Electronics - Semiconductors                         1.6
            Household Products                                   1.6
            Aerospace/Defense                                    1.3
            Finance - Diversified                                1.3
            Oil - Domestic Integrated                            1.3
            Computer - Hardware                                  1.2
            Electrical Equipment                                 1.2
            Manufacturing - Diversified Industries               1.2
            Manufacturing - Specialized                          1.2
            Natural Gas Utilities                                1.2
            Railroads/Shipping                                   1.2
            Chemicals - Specialty                                1.1
            Foods                                                1.1
            Oil & Gas - Exploration & Production                 1.1
            Lodging/Hotel                                        1.0
            Other                                               20.9
                                                                ----
            Total                                               99.4%
                                                                ====









USAA CORNERSTONE STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Represents less than 0.1% of net assets.

* Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA CORNERSTONE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)


ASSETS
   Investments in securities, at market value (identified cost of $858,391)       $1,020,513
   Cash                                                                                   35
   Cash denominated in foreign currencies (identified cost of $1,348)                  1,290
   Receivables:
      Capital shares sold                                                                168
      Dividends and interest                                                           2,600
      Securities sold                                                                  7,398
   Unrealized appreciation on foreign currency contracts held, at value                    2
                                                                                  ----------
         Total assets                                                              1,032,006
                                                                                  ----------

LIABILITIES
   Securities purchased                                                                3,275
   Capital shares redeemed                                                               593
   USAA Investment Management Company                                                    639
   USAA Transfer Agency Company                                                          194
   Accounts payable and accrued expenses                                                 408
                                                                                  ----------
         Total liabilities                                                             5,109
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,026,897
                                                                                  ==========

REPRESENTED BY:
   Paid-in capital                                                                $  851,955
   Accumulated undistributed net investment income                                    12,534
   Accumulated net realized gain on investments                                          412
   Net unrealized appreciation of investments                                        162,122
   Net unrealized depreciation on foreign currency translations                         (126)
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,026,897
                                                                                  ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                        41,310
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    24.86
                                                                                  ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



USAA CORNERSTONE STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)



Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $278)          $ 10,715
      Interest                                                      7,931
                                                                 --------
         Total income                                              18,646
                                                                 --------
   Expenses:
      Management fees                                               4,038
      Transfer agent's fees                                         1,162
      Custodian's fees                                                254
      Postage                                                         330
      Shareholder reporting fees                                       57
      Trustees' fees                                                    2
      Registration fees                                                25
      Professional fees                                                29
      Other                                                             5
                                                                 --------
         Total expenses                                             5,902
                                                                 --------
            Net investment income                                  12,744
                                                                 --------
Net realized and unrealized gain (loss) on investments and
   foreign currency:
   Net realized gain on:
      Investments                                                   1,145
      Foreign currency transactions                                     3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (35,035)
      Foreign currency translations                                  (200)
                                                                 --------
            Net realized and unrealized loss                      (34,087)
                                                                 --------
Decrease in net assets resulting from operations                 $(21,343)
                                                                 ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











USAA CORNERSTONE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)

                                                                         11/30/00        5/31/00
                                                                        -------------------------
From operations:
   Net investment income                                                $   12,744      $  28,400
   Net realized gain on investments                                          1,145         51,745
   Net realized gain (loss) on foreign currency transactions                     3           (186)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (35,035)       (18,951)
      Foreign currency translations                                           (200)           111
                                                                        -------------------------
      Increase (decrease) in net assets resulting
         from operations                                                   (21,343)        61,119
                                                                        -------------------------
Distributions to shareholders from:
   Net investment income                                                    (8,402)       (35,168)
                                                                        -------------------------
   Net realized gains                                                      (29,286)       (75,478)
                                                                        -------------------------
From capital share transactions:
   Proceeds from shares sold                                                32,445         82,776
   Reinvested dividends                                                     36,660        107,815
   Cost of shares redeemed                                                 (80,347)      (301,711)
                                                                        -------------------------
      Decrease in net assets from capital
         share transactions                                                (11,242)      (111,120)
                                                                        -------------------------
Decrease in net assets                                                     (70,273)      (160,647)
Net assets:
   Beginning of period                                                   1,097,170      1,257,817
                                                                        -------------------------
   End of period                                                        $1,026,897     $1,097,170
                                                                        =========================
Accumulated undistributed net investment income:
   End of period                                                        $   12,534     $    8,189
                                                                        =========================
Change in shares outstanding:
   Shares sold                                                               1,255          3,177
   Shares issued for dividends reinvested                                    1,385          4,115
   Shares redeemed                                                          (3,095)       (11,611)
                                                                        -------------------------
      Decrease in shares outstanding                                          (455)        (4,319)
                                                                        =========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA CORNERSTONE STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA
Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities. Amortization of market discounts on long-term securities is recognized as interest income upon disposition of the security to the extent there is a gain on disposition.

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $205,286,000 and $254,787,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $225,746,000 and $63,624,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 2000, the terms of open foreign currency contracts were as follows:

FOREIGN CURRENCY CONTRACTS TO BUY:

-----------------------------------------------------------------------------------------
                               U.S.DOLLAR
 EXCHANGE      CONTRACTS TO    VALUE AS OF    IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE          RECEIVE        11/30/00     FOR U.S.DOLLAR   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------

 12/01/00          19
              Euro Currency    $  165,000      $  163,000        $2,000           -
-----------------------------------------------------------------------------------------
 12/01/00          299
              Euro Currency       259,000         256,000         3,000           -
-----------------------------------------------------------------------------------------
 12/04/00        29,913
              Japanese Yen        270,000         270,000            -            -
-----------------------------------------------------------------------------------------
 12/04/00        24,803
              Japanese Yen        224,000         224,000            -            -
-----------------------------------------------------------------------------------------
 12/04/00        27,635
              Japanese Yen        249,000         249,000            -            -
-----------------------------------------------------------------------------------------
 12/04/00        27,837
              Japanese Yen        251,000         251,000            -            -
-----------------------------------------------------------------------------------------
 12/01/00        1,376
             Swedish Krona        137,000         136,000         1,000           -
-----------------------------------------------------------------------------------------
 12/06/00         387
           South African Rand      50,000          50,000            -            -
-----------------------------------------------------------------------------------------
 12/06/00         606
           South African Rand      78,000          78,000            -            -
-----------------------------------------------------------------------------------------
                               $1,683,000      $1,677,000        $6,000           -
=========================================================================================


FOREIGN CURRENCY CONTRACTS TO SELL:

-------------------------------------------------------------------------------------
                           U.S.DOLLAR
 EXCHANGE   CONTRACTS TO   VALUE AS OF    IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE        DELIVER      11/30/00     FOR U.S.DOLLAR   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------
 12/05/00       133
            Euro Currency   $115,000       $115,000             -              -
-------------------------------------------------------------------------------------
 12/05/00        31
            Euro Currency     27,000         27,000             -              -
-------------------------------------------------------------------------------------
 12/01/00    71,644,171
            Turkish Lira     105,000        103,000             -           (2,000)
-------------------------------------------------------------------------------------
 12/01/00    76,185,626
            Turkish Lira     112,000        110,000             -           (2,000)
-------------------------------------------------------------------------------------
                            $359,000       $355,000             -          $(4,000)
=====================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.


(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                          YEAR ENDED MAY 31,
                            --------------------------------------------------------------------------------
                                2000          2000          1999          1998          1997         1996
                            --------------------------------------------------------------------------------
Net asset value at
   beginning of period      $    26.27    $    27.29    $    29.89    $    27.96    $    25.47    $    22.63
Net investment income              .31           .63           .88           .77           .74           .73
Net realized and
   unrealized gain (loss)         (.81)          .80         (1.14)         3.78          3.37          3.18
Distributions from net
   investment income              (.20)         (.78)         (.81)         (.72)         (.78)         (.74)
Distributions of realized
   capital gains                  (.71)        (1.67)        (1.53)        (1.90)         (.84)         (.33)
                            --------------------------------------------------------------------------------
Net asset value at
   end of period            $    24.86    $    26.27    $    27.29    $    29.89    $    27.96    $    25.47
                            ================================================================================
Total return (%) *               (2.11)         5.49          (.74)        17.15         16.94         17.79
Net assets at end
   of period (000)          $1,026,897    $1,097,170    $1,257,817    $1,500,258    $1,263,355    $1,035,844
Ratio of expenses to
   average net assets (%)         1.09(a)       1.09          1.05          1.01          1.06          1.15
Ratio of net investment
   income to average
   net assets (%)                 2.35(a)       2.43          3.12          2.64          2.88          3.06
Portfolio turnover (%)           19.38         37.46         46.27         32.73         35.14         36.15


  * ASSUMES REINVESTMENT OF ALL DIVIDEND  INCOME AND CAPITAL GAIN  DISTRIBUTIONS
    DURING THE PERIOD.
(a) ANNUALIZED.  THE  RATIO  IS  NOT  NECESSARILY  INDICATIVE  OF 12  MONTHS  OF
    OPERATIONS.









TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          usaa.com(Registered TradeMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777